Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized	100,000,000	100,000,000
Ordinary shares issued	36,350,011	36,350,011
Ordinary shares outstanding	36,350,011	36,350,011
Class B Ordinary Shares
Ordinary shares per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized	400,000,000	400,000,000
Ordinary shares issued	255,849,682	255,849,682
Ordinary shares outstanding	255,849,682	255,849,682